Provision for Income Taxes - Classification of Deferred Tax Assets and Liabilities in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred tax assets within other non-current assets	$ 324	$ 427
Deferred tax liabilities within non-current liabilities	(701)	(1,659)
Net deferred tax assets (liabilities)	$ (377)	$ (1,232)